Divestitures - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013	Jul. 31, 2012	Aug. 15, 2012	Apr. 17, 2013
Divestitures [Line Items]
Loss on disposal of property, plant and equipment	$ (2,000)	$ 4,000	$ 208,000
Settlement Agreement
Divestitures [Line Items]
Deferred gain on deconsolidation of IAH							1,200,000
Amount receivable from IAHGames or IAHGames' management							2,258,000
Remaining shares in IAHGames to be purchased by MCIL							1,000,000
Infocomm Asia Holdings Pte Ltd
Divestitures [Line Items]
Sale of ownership under agreement				20.00%	60.00%
Ownership retained					20.00%
Consideration for sale						3,000,000
Deferred gain on deconsolidation of IAH			211,000			211,000
Consideration installments receivable			2,250,000
Game First International Corporation
Divestitures [Line Items]
Consideration for sale					3,000,000
Consideration received						750,000
Shanghai JIDI Network Technology Co., Ltd.
Divestitures [Line Items]
Loss on disposal of property, plant and equipment		588,000
Spring Asia Limited
Divestitures [Line Items]
Sale of ownership under agreement					100.00%
Mangas Everest Societe Par Actions Simplifiee
Divestitures [Line Items]
Total Consideration receivable in deconsolidation					1,700,000
Consideration received in de- consolidation, cash					985,000
Mangas Everest Societe Par Actions Simplifiee | Gaming software and service business
Divestitures [Line Items]
Gain on deconsolidation			$ 2,500,000